Other intangibles, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of other intangibles
Other intangibles, net consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Customer relationships, net	$103,118	$113,706
Other intangible assets	3,733	4,083
	$106,851	$117,789

Schedule of customer relationships
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(256,882)	$103,118

	December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(246,294)	$113,706